Income tax expense - Details of Temporary differences unused tax losses and credits (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ (114,163)		₩ (94,778)		₩ 41,485
Changes in deferred tax liability (asset) [abstract]
Business combination			(21,087)		(5,447)
Recognized as income (expense)	(46,723)		20,133		(138,000)
Recognized as other comprehensive income (expense)	22,177		(18,431)		7,184
Ending balance	(138,709)		(114,163)		(94,778)
Deferred tax liability asset arising from Unused tax losses	₩ 8,838		₩ 24,059		21,656
Deferred tax relating to non-controlling interests					₩ 2,737
Description of composition of other termporary differences	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.		Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
Description of Recognized as other comprehensive income					Includes 2,737 million Won presented on non-controlling interests.
Gain (loss) on financial assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	₩ 276,495		₩ 278,352		₩ 372,346
Changes in deferred tax liability (asset) [abstract]
Business combination			2,243		1,360
Recognized as income (expense)	(57,187)		19,121		(91,781)
Recognized as other comprehensive income (expense)	54,048		(23,221)		(3,573)
Ending balance	273,356		276,495		278,352
Gain (loss) on valuation using the equity method of accounting
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	33,597		10,713		28,354
Changes in deferred tax liability (asset) [abstract]
Business combination			0		90
Recognized as income (expense)	(17,282)		21,499		(17,648)
Recognized as other comprehensive income (expense)	(1,055)		1,385		(83)
Ending balance	15,260		33,597		10,713
Gain (loss) on valuation of derivatives
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(142,352)		(75,412)		(27,507)
Changes in deferred tax liability (asset) [abstract]
Business combination			675		6
Recognized as income (expense)	(6,755)		(67,423)		(48,217)
Recognized as other comprehensive income (expense)	(698)		(192)		306
Ending balance	(149,805)		(142,352)		(75,412)
Accrued income
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(66,228)		(66,384)		(55,846)
Changes in deferred tax liability (asset) [abstract]
Business combination			(4,392)		(52)
Recognized as income (expense)	(16,254)		4,548		(10,486)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(82,482)		(66,228)		(66,384)
Provision for loan losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(46,495)		(52,711)		(52,345)
Changes in deferred tax liability (asset) [abstract]
Business combination			2,201		0
Recognized as income (expense)	11,870		4,015		(366)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(34,625)		(46,495)		(52,711)
Loan and receivables written off
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	8,221		6,893		6,672
Changes in deferred tax liability (asset) [abstract]
Business combination			0		0
Recognized as income (expense)	23		1,328		221
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	8,244		8,221		6,893
Loan origination costs and fees
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(170,196)		(162,442)		(154,431)
Changes in deferred tax liability (asset) [abstract]
Business combination			(14,131)		0
Recognized as income (expense)	(24,267)		6,377		(8,011)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	(194,463)		(170,196)		(162,442)
Defined benefit liability
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	442,007		396,302		360,087
Changes in deferred tax liability (asset) [abstract]
Business combination			7,923		1,131
Recognized as income (expense)	32,890		41,186		21,234
Recognized as other comprehensive income (expense)	(25,282)		(3,404)		13,850
Ending balance	449,615		442,007		396,302
Deposits with employee retirement insurance trust
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(424,906)		(381,776)		(318,330)
Changes in deferred tax liability (asset) [abstract]
Business combination			(6,369)		(1,131)
Recognized as income (expense)	(7,291)		(36,858)		(62,458)
Recognized as other comprehensive income (expense)	196		97		143
Ending balance	(432,001)		(424,906)		(381,776)
Provision for guarantee
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	9,485		7,915		11,374
Changes in deferred tax liability (asset) [abstract]
Business combination			3,441		0
Recognized as income (expense)	(2,061)		(1,871)		(3,459)
Recognized as other comprehensive income (expense)	0		0		0
Ending balance	7,424		9,485		7,915
Other provision
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	85,173		88,456		75,194
Changes in deferred tax liability (asset) [abstract]
Business combination			0		76
Recognized as income (expense)	15,398		(3,283)		10,958
Recognized as other comprehensive income (expense)	0		0		2,228
Ending balance	100,571		85,173		88,456
Others
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(118,964)	[1],[2]	(144,684)	[2],[3]	(204,083)	[3]
Changes in deferred tax liability (asset) [abstract]
Business combination			(12,678)	[2]	(6,927)	[3]
Recognized as income (expense)	24,193	[1]	31,494	[2]	72,013	[3]
Recognized as other comprehensive income (expense)	(5,032)	[1]	6,904	[2]	(5,687)	[3],[4]
Ending balance	₩ (99,803)	[1]	₩ (118,964)	[1],[2]	₩ (144,684)	[2],[3]

[1]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 8,838 million Won.
[2]	Among the deferred tax assets and liabilities classified as ‘others,’ the deferred tax asset arising from unused tax losses amounts to 24,059 million Won.
[3]	Among the deferred tax assets and liabilities classified as ‘Others,’ the deferred tax asset arising from unused tax losses amounts to 21,656 million Won.
[4]	Includes 2,737 million Won presented on non-controlling interests.